As filed with the Securities and Exchange Commission on March 30, 2012

File Nos. 33-31894 and 811-5954

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 79	☑

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 80	☑

THE CHARLES SCHWAB FAMILY OF FUNDS

(Exact Name of Registrant as Specified in Charter)

211 Main Street,

San Francisco, California 94105

(Address of Principal Executive Offices)

(800) 648-5300

(Registrant’s Telephone Number, including Area Code)

Marie Chandoha

211 Main Street, San Francisco,

California 94105

(Name and Address of Agent for Service)

Copies of communications to:

Douglas P. Dick, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006-2401	John M. Loder, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199	David Lekich, Esq. Charles Schwab Investment Management, Inc. 211 Main Street San Francisco, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)

☑	On April 6, 2012 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date), pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 79 to the Registration Statement of The Charles Schwab Family of Funds (the “Registrant”) is being filed for the purpose of delaying until April 6, 2012, the effectiveness of Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission via EDGAR on January 17, 2012 (Accession Number: 0001193125-12-014036 (referred to herein as “PEA No. 78”).

The Registrant’s Prospectuses for the Schwab Treasury Obligations Money Fund is hereby incorporated by reference to Part A of PEA No. 78.

The Registrant’s Statement of Additional Information for the Schwab Treasury Obligations Money Fund is hereby incorporated by reference to Part B of PEA No. 78.

The Registrant’s Part C is hereby incorporated by reference to Part C of PEA No. 78.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 79 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington in the District of Columbia, on this 30th day of March, 2012.

THE CHARLES SCHWAB FAMILY OF FUNDS
Registrant

Charles R. Schwab*
Charles R. Schwab, Chairman and Trustee

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 30th day of March, 2012.

Signature	Title

Charles R. Schwab*	Chairman and Trustee
Charles R. Schwab

Walter W. Bettinger, II*	Trustee
Walter W. Bettinger, II

Mariann Byerwalter*	Trustee
Mariann Byerwalter

John F. Cogan*	Trustee
John F. Cogan

William A. Hasler*	Trustee
William A. Hasler

David L. Mahoney*	Trustee
David L. Mahoney

Kiran M. Patel*	Trustee
Kiran M. Patel

Gerald B. Smith*	Trustee
Gerald B. Smith

Joseph H. Wender*	Trustee
Joseph H. Wender

Marie Chandoha*	President and Chief Executive Officer
Marie Chandoha

George Pereira*	Treasurer and Principal Financial Officer
George Pereira

*By:	/s/ Douglas P. Dick
Douglas P. Dick, Attorney-in-Fact
Pursuant to Power of Attorney